Note 7 - Share-based Compensation (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares
Prepaid expenses and other current assets	$ 172,939	$ 172,939
Director
Shares issued for compensation | shares		30,000
Compensation value per share | $ / shares		$ 4.00
Total compensation paid in shares		$ 240,000
Prepaid expenses and other current assets	120,000	120,000
Director | Prior to Reverse Merger
Allocated Share-based Compensation Expense	$ 20,000	$ 80,000